Fair Value of Financial Instruments and Interest Rate Swaps (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Fair Value Disclosures [Abstract]
Summary of Fair Value of Financial Instruments
The fair value of our financial instruments are as follows:

(in millions)	Level 1	Level 2	Level 3
As of December 26, 2020
Financial instruments not carried at fair value:
Long-term debt, gross of discounts and deferred issuance costs (Note 11)	$—	$(4,033)	$—
Financial instruments carried at fair value:
Interest rate swaps	$—	$(119)	$—
As of June 26, 2021
Financial instruments not carried at fair value:
Long-term debt, gross of discounts and deferred issuance costs (Note 11)	$—	$(3,991)	$—
Financial instruments carried at fair value:
Interest rate swaps	$—	$(86)	$—

The fair value of our financial instruments are as follows:

(in millions)	Level 1	Level 2	Level 3
As of December 28, 2019
Financial instruments not carried at fair value:
Long-term debt, gross of discounts and deferred issuance costs (Note 13)	$—	$(4,817)	$—
Financial instruments carried at fair value:
Interest rate swaps	$—	$(61)	$—
As of December 26, 2020
Financial instruments not carried at fair value:
Long-term debt, gross of discounts and deferred issuance costs (Note 13)	$—	$(4,033)	$—
Financial instruments carried at fair value:
Interest rate swaps	$—	$(119)	$—

Schedule of Interest Rate Outstanding Effective Arrangements
Interest Rate Swaps
We have multiple interest rate swaps in order to fix the LIBOR portion of our USD denominated variable rate borrowings (Note 11). As of June 26, 2021, the outstanding effective arrangements were as follows:

Notional Value (in millions)	Effective Date	Expiration Date	Fixed Rate
$250	January 29, 2018	January 29, 2022	2.41%
$275	January 29, 2018	January 29, 2023	2.48%
$275	January 29, 2018	January 29, 2023	2.49%
$475	March 29, 2019	March 29, 2024	2.40%
$750	March 4, 2020	September 29, 2024	2.07%
$250	March 29, 2020	March 29, 2024	0.93%
$225	January 29, 2021	January 29, 2024	0.42%

As of December 26, 2020, the outstanding effective hedging arrangements were as follows:

Notional Value (in millions)	Effective Date	Expiration Date	Fixed Rate
$225	January 29, 2018	January 29, 2021	2.33%
$250	January 29, 2018	January 29, 2022	2.41%
$275	January 29, 2018	January 29, 2023	2.48%
$275	January 29, 2018	January 29, 2023	2.49%
$475	March 29, 2019	March 29, 2024	2.40%
$750	March 4, 2020	September 29, 2024	2.07%
$250	March 29, 2020	March 29, 2024	0.93%
$225	January 29, 2021	January 29, 2024	0.42%

Schedule of Gross Amounts of Interest Rate Swaps Subject to Master Netting Arrangements
The gross amounts of our interest rate swaps, which are subject to master netting arrangements, were as follows:

(in millions)	Gross amounts recognized	Gross amount offset in Balance Sheets	Net amounts presented in Balance Sheets
As of December 26, 2020
Accounts payable and other current liabilities	$(43)	$—	$(43)
Other long-term liabilities	(76)	—	(76)

As of June 26, 2021
Accounts payable and other current liabilities	$(41)	$—	$(41)
Other long-term liabilities	(45)	—	(45)

The gross amounts of our interest rate swaps, which are subject to master netting arrangements, were as follows:

(in millions)	Gross amounts recognized	Gross amount offset in Balance Sheets	Net amounts presented in Balance Sheets
As of December 28, 2019
Accounts payable and other current liabilities	$(19)	$—	$(19)
Other long-term liabilities	(42)	—	(42)

As of December 26, 2020
Accounts payable and other current liabilities	$(43)	$—	$(43)
Other long-term liabilities	(76)	—	(76)